FEDERATED INSTITUTIONAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INSTITUTIONAL TRUST (the "Trust")
            Federated Institutional Short Duration Government Fund 1933 Act File No. 33-54445
         1940 ACT FILE NO. 811-07193

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated September 30, 1998, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 7 on September 25, 1998.


      If you have any questions regarding this certification, please call me at
(412) 288-8634.

                                          Very truly yours,



                                          /s/ Nicholas J. Seitanakis
                                          Nicholas J. Seitanakis
                                          Assistant Secretary